Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 22,815	$ 9,433	$ 76
Foreign currency translation gain/(loss)	504	13,676	9,742
Actuarial gain/(loss), net of tax	(286)	(294)	(385)
Ending balance	23,033	22,815	9,433
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	23,807	10,131	389
Foreign currency translation gain/(loss)	504	13,676	9,742
Ending balance	24,311	23,807	10,131
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(992)	(698)	(313)
Actuarial gain/(loss), net of tax	(286)	(294)	(385)
Ending balance	$ (1,278)	$ (992)	$ (698)